Related party transactions - Summary of Key Management Personnel Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Total short-term remuneration of key management personnel	$ 3,010	$ 2,441	$ 1,648
Share-based compensation	5,262	987	140
Total	$ 8,272	$ 3,428	$ 1,788